CONVERTIBLE SENIOR SECURED NOTE PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR SECURED NOTE PAYABLE

NOTE 7 - CONVERTIBLE SENIOR SECURED NOTE PAYABLE

During the first quarter of 2021, the Company entered into 2 notes payable for a total amount of cash received of $110,000. The notes are identical and carry a maturity of six months from inception and a 25% original issue discount (OID). The maturity was extendable at the Company’s option for up to three months with a 3% per month extension fee. The notes also carried 10 warrants for each $1 loaned. These notes were collateralized by Preferred C shares representing 2.64% of the issued and outstanding common stock shares. Two officers holding Preferred C shares have pledged the Preferred C shares as this collateral.

In March 2022, the Company issued a 12-month Senior Secured Note with a face amount of $1,142,857, with a stated 12.5% original issue discount (OID). The Note carries a 12.5% interest rate with interest-only payable monthly from April through August 2022. The Company received $869,972 in cash, net of the OID of $142,857 and legal and other fees in the amount of $125,714.

Beginning in September 2022, the Company was required to make monthly redemptions at the rate of 110% of one seventh of the original principal amount, ($179,592), plus interest. It also carries a mandatory prepayment at 125% of the original principal amount, or $1,428,571, less any redemptions made, upon the completion of a Qualified Offering, as defined. See August 2022 amendment described below and Subsequent Events note.

The Note is convertible into common stock of the Company upon an event of default, as defined.

The lender received five year warrants to purchase 57,142 shares of common stock of the Company, with an exercise price of $0.0001 per share. These warrants were recorded as debt discount in the amount of $0.9 million which is being amortized over the term of the Note. The warrants can be exercised on a cash-less basis given a registration statement for the common shares underlying the warrants was not declared effective by September 2022.

The Note is secured by all the tangible and intangible assets of the Company.

In August 2022, the Company and the lender agreed to a modification of the Note. In exchange for a one month extension to begin the principal payments under this Note, the parties agreed to reduce the qualified offering amount from $10 million to $7.2 million; modify the payment schedule from seven (7) months to six (6) months. In addition, the lender received 4,761 additional warrants having a fair value of $58,884, which will be recorded as an additional debt discount and amortized over the remaining life of the Note.

Subsequent to September 30, 2022, certain of the terms of the Note were modified. See Subsequent Events.

NOTE 7 - CONVERTIBLE NOTE PAYABLE

In April 2013, the Company entered into a convertible note in the principal amount of $97,500, which carried a 4% interest rate. This note was convertible at a conversion price equal to the lesser of 90% of the previous 10 day closing price or $0.40 per share. The balance of the convertible note, including accrued interest, was $128,700 at December 31, 2020. During 2021, the note holder filed a lawsuit to enforce the conversion of this note, which was settled in August 2021, via the payment of $100,000 and the issuance of 5,000 shares of common stock. (See Note 9)